Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disaggregation of Revenue [Table Text Block]
DP&L's revenue from contracts with customers was $712.2 million and $706.6 million for the years ended December 31, 2019 and 2018, respectively. The following table presents our revenue from contracts with customers and other revenue by segment for the years ended December 31, 2019 and 2018:

	Years ended December 31,
$ in millions	2019	2018
Retail revenue
Retail revenue from contracts with customers	$645.3	$625.8
Other retail revenue (a)	22.0	32.1
Wholesale revenue
Wholesale revenue from contracts with customers	17.2	29.9
RTO ancillary revenue	43.5	43.1
Capacity revenue	6.2	7.8
Miscellaneous revenue	1.2	—
Total revenues	$735.4	$738.7

(a)